Income taxes - Income tax expense (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes - Text Details (Detail) [Line Items]
Income before taxes continuing operations	[1]	€ 1,528	€ 1,505	€ 1,381
Current tax expense (income) and adjustments for current tax of prior periods		324	314	272
Deferred tax expense (income) recognised in profit or loss		(13)	121	(77)
Total tax expense (income)	[2]	337	193	349
Foreign countries [member]
Income taxes - Text Details (Detail) [Line Items]
Income before taxes continuing operations		744	869	451
Current tax expense (income) and adjustments for current tax of prior periods		297	289	258
Deferred tax expense (income) recognised in profit or loss		(57)	(105)	(73)
Total tax expense (income)		240	184	184
NETHERLANDS
Income taxes - Text Details (Detail) [Line Items]
Income before taxes continuing operations		784	636	929
Current tax expense (income) and adjustments for current tax of prior periods		26	25	15
Deferred tax expense (income) recognised in profit or loss		71	(16)	150
Total tax expense (income)		€ 97	€ 9	€ 165

[1]	Income before tax excludes the result of investments in associates.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.